Equity (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Equity

Total equity

	30 June	31 December
	2018	2017
Share capital and share premium
– Share capital	39	39
– Share premium	17,049	17,006

	17,088	17,045
Other reserves
– Revaluation reserves: Available-for-sale and other	n/a	3,447
– Revaluation reserves: Equity secruties at fair value through other comprehensive income	2,263	n/a
– Revaluation reserves: Debt instruments at fair value through other comprehensive income	481	n/a
– Revaluation reserves: Cash flow hedge	422	263
– Revaluation reserves: Credit liability	(116)	n/a
– Revaluation reserves: Property in own use	201	203

Revaluation reserves:	3,251	3,913
– Net defined benefit asset/liability remeasurement reserve	(394)	(400)
– Currency translation reserve	(1,941)	(1,663)
– Share of associates, joint ventures and other reserves	2,600	2,527
– Treasury shares	(20)	(15)

	3,495	4,362
Retained earnings	27,374	27,022

Shareholders’ equity (parent)	47,957	48,429
Non-controlling interests	734	715

Total equity	48,691	49,144